111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  August 29, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Active Exchange Traded Funds Trust (the “Trust”) (File Nos. 333-278691 and 811-23953) on behalf of MFS® Active Mid Cap ETF (the “Fund”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the combined Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 4 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on August 25, 2025.

 Please call the undersigned at (617) 954-5843 or Antoine del Alamo at (617) 954-4586 with any questions you may have.

  Sincerely,

  BRIAN E. LANGENFELD

  Brian E. Langenfeld

  Vice President and Managing Counsel